4. Stock Options and Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Details
Warrants Outstanding, beginning of period	245,000	245,000
Warrants Outstanding, Weighted average exercise price, beginning of period	$ 0.97	$ 0.97
Warrants, Granted	0	0
Warrants Granted, Weighted average exercise price	$ 0	$ 0
Warrants, Exercised	0	0
Warrants Exercised, Weighted average exercise price	$ 0	$ 0
Warrants, Expired	0	0
Warrants Expired, Weighted average exercise price	$ 0	$ 0
Warrants Outstanding, end of period	245,000	245,000
Warrants Outstanding, Weighted average exercise price, end of period	$ 0.97	$ 0.97
Warrants, Exercisable	245,000	245,000
Warrants Exercisable, Weighted average exercise price	$ 0.97	$ 0.97